Deferred tax assets and liabilities - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Offsetting amounts	$ 578	$ 3
Deferred tax assets	354	670
Deferred tax liabilities	(1,386)	(1,528)
Net deferred tax balance	$ (1,032)	$ (858)	$ (1,114)